Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	$ 46	$ 42
Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	44		$ 51
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	39	$ 33
Virginia Electric and Power Company | Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	$ 51		$ 39